RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Salaries, wages, and other benefits	$ 5,469	$ 3,753
Bonuses	1,947	1,052
Share-based compensation	2,547	1,965
Key management personnel compensation	$ 9,963	$ 6,770